PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 17 - PROPERTY, PLANT AND EQUIPMENT

The composition by category of Property, plant and equipment is as follows:

	Gross Book Value		Acumulated depreciation		Net Book Value
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Construction in progress (1)	630,320	556,822	-	-	630,320	556,822
Land	45,424	49,780	-	-	45,424	49,780
Buildings	179,907	190,552	(67,342)	(66,004)	112,565	124,548
Plant and equipment	8,371,990	9,222,540	(2,727,539)	(2,390,142)	5,644,451	6,832,398
Own aircraft (2)	7,732,238	8,544,185	(2,492,940)	(2,138,612)	5,239,298	6,405,573
Other (3)	639,752	678,355	(234,599)	(251,530)	405,153	426,825
Machinery	34,253	39,084	(27,659)	(29,296)	6,594	9,788
Information technology equipment	160,936	166,713	(138,372)	(136,557)	22,564	30,156
Fixed installations and accessories	182,629	186,989	(111,620)	(106,212)	71,009	80,777
Motor vehicles	69,653	70,290	(60,531)	(58,812)	9,122	11,478
Leasehold improvements	211,322	186,679	(128,055)	(102,454)	83,267	84,225
Other property, plants and equipment	4,961,847	3,640,838	(1,633,798)	(1,355,475)	3,328,049	2,285,363
Financial leasing aircraft (2)	4,862,985	3,551,041	(1,604,035)	(1,328,421)	3,258,950	2,222,620
Other	98,862	89,797	(29,763)	(27,054)	69,099	62,743
Total	14,848,281	14,310,287	(4,894,916)	(4,244,952)	9,953,365	10,065,335

(1)	As of December 31, 2018, includes advances paid to aircraft manufacturers for ThUS$ 612,236 (ThUS$ 543,720 as of December 31, 2017)

(2)	In the period ended December 31, 2018, the Company sold its participation in twenty special-purpose entities. As a result of this, 50 aircraft were reclassified from the category Plants and equipment to the category Other properties, plants and equipment.

(3)	Consider mainly rotables and tools.

a)	Movement in the different categories of Property, plant and equipment:

									Other
					Information	Fixed			property,	Property,
				Plant and	technology	installations	Motor	Leasehold	plant and	Plant and
	Construction		Buildings	equipment	equipment	& accessories	vehicles	improvements	equipment	equipment
	in progress	Land	net	net	net	net	net	net	net	net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2016	1,142,812	45,313	91,491	7,341,075	43,889	88,958	1,525	54,088	2,129,506	10,938,657
Additions	14,481	-	272	1,301,093	7,392	292	6	54,181	13,013	1,390,730
Disposals	-	-	-	(16,918)	(59)	-	(32)	-	(2,972)	(19,981)
Retirements	(284)	-	(68)	(39,816)	(55)	(1,258)	-	-	(2,604)	(44,085)
Depreciation expenses	-	-	(6,234)	(562,131)	(14,909)	(13,664)	(293)	(23,283)	(124,038)	(744,552)
Foreing exchange	5,081	4,835	2,538	51,770	2,924	9,384	223	2,849	93,383	172,987
Other increases (decreases)	(692,025)	-	42,220	(285,198)	532	200	(384)	16,706	(277,658)	(1,195,607)
Changes, total	(672,747)	4,835	38,728	448,800	(4,175)	(5,046)	(480)	50,453	(300,876)	(440,508)
Closing balance as of December 31, 2016	470,065	50,148	130,219	7,789,875	39,714	83,912	1,045	104,541	1,828,630	10,498,149
Opening balance as of January 1, 2017	470,065	50,148	130,219	7,789,875	39,714	83,912	1,045	104,541	1,828,630	10,498,149
Additions	11,145	-	-	258,615	5,708	329	77	8,156	41,483	325,513
Disposals	-	-	-	(16,004)	(6)	(10)	(43)	-	(27)	(16,090)
Retirements	(127)	-	(6)	(24,341)	(473)	(497)	-	-	(1,610)	(27,054)
Depreciation expenses	-	-	(7,946)	(496,857)	(14,587)	(14,124)	(187)	(27,266)	(204,237)	(765,204)
	107	(368)	(275)	(4,603)	(183)	(820)	(8)	(243)	(5,113)	(11,506)
Other increases (decreases)	75,632	-	2,556	(653,457)	(17)	11,987	(448)	(963)	626,237	61,527
Changes, total	86,757	(368)	(5,671)	(936,647)	(9,558)	(3,135)	(609)	(20,316)	456,733	(432,814)
Closing balance as of December 31, 2017	556,822	49,780	124,548	6,853,228	30,156	80,777	436	84,225	2,285,363	10,065,335
Opening balance as of January 1, 2018	556,822	49,780	124,548	6,853,228	30,156	80,777	436	84,225	2,285,363	10,065,335
Additions	7,927	-	-	593,210	4,995	64	24	20,410	42,156	668,786
Disposals	-	(8)	(1,413)	(4,747)	(30)	(73)	(14)	-	-	(6,285)
Retirements	(80)	-	(19)	(63,711)	(94)	(27)	-	(4)	(62)	(63,997)
Depreciation expenses	-	-	(6,219)	(406,714)	(11,677)	(12,538)	(146)	(27,766)	(298,863)	(763,923)
Foreing exchange	(713)	(4,348)	(4,244)	(42,077)	(1,818)	(8,499)	(28)	(2,351)	(52,410)	(116,488)
Other increases (decreases)	65,991	-	(88)	(1,273,218)	733	10,194	273	8,753	1,351,559	164,197
Adjustment application IAS 29	265	-	-	3,053	264	1,018	65	-	275	4,940
Hyperinflation Argentina	108	-	-	509	35	93	24	-	31	800
Changes, total	73,498	(4,356)	(11,983)	(1,193,695)	(7,592)	(9,768)	198	(958)	1,042,686	(111,970)
Closing balance as of December 31, 2018	630,320	45,424	112,565	5,659,533	22,564	71,009	634	83,267	3,328,049	9,953,365

(b)	Composition of the fleet:

		Aircraft included
		in Property,				Operating				Total
		plant and equipment				leases				fleet
		As of		As of		As of		As of		As of		As of
		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
Aircraft	Model	2018		2017		2018		2017		2018		2017

Boeing 767	300ER	33		34		2		2		35		36
Boeing 767	300F	9	(4)	8	(1)	1		2		10	(4)	10	(1)
Boeing 777	300ER	4		4		6		6		10		10
Boeing 777	200ER	-		-		2		-		2		-
Boeing 787	800	6		6		4		4		10		10
Boeing 787	900	4		4		10		10		14		14
Airbus A319	100	37		37		9		9		46		46
Airbus A320	200	97	(2)	93	(2)	34		38		131	(2)	131	(2)
Airbus A320	NEO	1		1		3		3		4		4
Airbus A321	200	30		30		19		17		49		47
Airbus A350	900	5	(3)	5	(3)	4	(3)	2	(3)	9	(3)	7	(3)
Total		226		222		94		93		320		315

(1)	One aircraft leased to FEDEX as of December 2017; three aircraft as of December 2016.
(2)	Three aircraft leased to Salam Air and two to Sundair
(3)	Two aircraft leased to Qatar Air. One in operating lease and one in Properties, plant and equipment.
(4)	One aircraft leased to Aerotransportes Mas de Carga S.A. de C.V. as of December 2018

(c)	Method used for the depreciation of Property, plant and equipment:

		Useful life (years)
	Method	minimum	maximum
Buildings	Straight line without residual value	20	50
Plant and equipment	Straight line with residual value of 20% in the short-haul fleet and 36% in the long-haul fleet. (*)	5	23
Information technology equipment	Straight line without residual value	5	10
Fixed installations and accessories	Straight line without residual value	10	10
Motor vehicle	Straight line without residual value	10	10
Leasehold improvements	Straight line without residual value	5	5
Other property, plant and equipment	Straight line with residual value of 20% in the short-haul fleet and 36% in the long-haul fleet. (*)	10	23

(*) Except in the case of the Boeing 767 300ER and Boeing 767 300F fleets that consider a lower residual value due to the extension of their useful life to 22 and 30 years respectively. Additionally, certain technical components are depreciated based on cycles and hours flown.

The aircraft with remarketing clause (**) under modality of financial leasing, which are depreciated according to the duration of their contracts, between 12 and 18 years. Its residual values are estimated according to market value at the end of such contracts.

(**) Aircraft with remarketing clause are those that are required to sell at the end of the contract.

As of December 31, 2018, the charge to income for the depreciation of the period, which is included in the consolidated statement of income, amounts to ThUS$ 763,923 (ThUS$ 765,204 as of December 31, 2017). This charge is recognized in the cost of sales and administrative expenses of the consolidated statement of income.

(d)	Additional information regarding Property, plant and equipment:

(i)	Property, plant and equipment pledged as guarantee:

Description of Property, plant and equipment pledged as guarantee:

			As of		As of
			December 31,		December 31,
			2018		2017
Guarantee	Assets		Existing	Book	Existing	Book
agent (1)	committed	Fleet	Debt	Value	Debt	Value
			ThUS$	ThUS$	ThUS$	ThUS$
Wilmington	Aircraft and engines	Airbus A319	96,057	234,329	-	-
		Airbus A320	98,903	220,390	-	-
		Airbus A321 / A350	587,382	682,639	637,934	721,602
Trust Company		Boeing 767	82,793	206,868	593,655	888,948
		Boeing 787	672,065	736,858	720,267	842,127
Banco Santander S.A.	Aircraft and engines	Airbus A320	172,474	275,511	199,165	291,649
		Airbus A321	25,661	41,957	29,296	40,584
BNP Paribas	Aircraft and engines	Airbus A319	26,702	45,520	84,767	136,407
		Airbus A320	-	-	110,267	175,650
Credit Agricole	Aircraft and engines	Airbus A319	11,154	31,865	20,874	38,826
		Airbus A320	134,328	132,301	46,895	98,098
		Airbus A321	-	-	30,322	85,463
		Airbus A350	22,439	24,939	-	-
		Boeing 767	21,830	43,568	-	-
		Boeing 787	74,023	42,228	-	-
Wells Fargo	Aircraft and engines	Airbus A320	196,540	285,877	224,786	306,660
Bank of Utah	Aircraft and engines	Airbus A320 / A350	556,019	630,065	614,632	666,665
Natixis	Aircraft and engines	Airbus A320	-	-	34,592	72,388
		Airbus A321	324,524	410,771	378,418	481,397
Citibank N. A.	Aircraft and engines	Airbus A320	78,049	132,296	94,882	141,817
		Airbus A321	28,938	70,333	36,026	72,741
KfW IPEX-Bank	Aircraft and engines	Airbus A319	-	-	5,592	5,505
		Airbus A320	-	-	21,296	30,513
Airbus Financial Services	Aircraft and engines	Airbus A319	-	-	22,927	26,973
			-	-	-	-
PK AirFinance US, Inc.	Aircraft and engines	Airbus A320	37,615	52,435	46,500	56,539
JP Morgan	Aircraft and engines	Boeing 777 (2)	-	-	169,674	216,000
Banco BBVA	Land and buildings (3)		50,785	64,500	55,801	66,876
Total direct guarantee			3,298,281	4,365,250	4,178,568	5,463,428

(1)	For syndicated loans, is the Guarantee Agent that, represent different creditors.

(2)	At December 31, 2017 these assets were classified on Non-current assets and groups in expropriation held for sale.

(3)	Corresponds to a debt classified in item loans to exporters (see Note 19).

The amounts of the current debt are presented at their nominal value. The book value corresponds to the goods granted as collateral.

Additionally, there are indirect guarantees associated with assets registered in properties, plants and equipment whose total debt as of December 31, 2018, amounts to ThUS$ 1,633,504 (ThUS$ 1,087,052 as of December 31, 2017). The book value of the assets with indirect guarantees as of December 31, 2018, amounts to ThUS$ 3,258,950 (ThUS$ 2,222,620 as of December 31, 2017).

(ii)	Commitments and others

Fully depreciated assets and commitments for future purchases are as follows:

	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$
Gross book value of fully depreciated property, plant and equipment still in use	192,606	136,811
Commitments for the acquisition of aircraft (*)	14,400,000	15,400,000

(*)	Acording to the manufacturer’s price list.

Purchase commitment of aircraft

	Year of delivery
Manufacturer	2019	2020	2021	2022	2023-2026	Total

Airbus S.A.S.	13	9	13	11	21	67
A320-NEO	9	5	6	5	7	32
A321-NEO	-	4	5	4	6	19
A350-1000	-	-	-	-	8	8
A350-900	4	-	2	2	-	8
The Boeing Company	2	2	2	-	4	10
Boeing 777-F	-	-	-	-	2	2
Boeing 787-9	2	2	2	-	2	8
Total	15	11	15	11	25	77

As of December 31, 2018, as a result of the different aircraft purchase contracts and agreements signed with Airbus SAS, there are remaining to receive 51 Airbus aircraft of the A320 family, with deliveries between 2018 and 2024, and 17 Airbus aircraft of the A350 family with dates delivery between 2018 and 2026. The approximate amount, according to manufacturer's list prices, is ThUS$ 11,500,000.

As of December 31, 2018, as a result of the different aircraft purchase contracts signed with The Boeing Company, there are remaining 8 Boeing 787 Dreamliner aircraft, with delivery dates between 2019 and 2023, and 2 Boeing 777-300 Freighter aircraft, with delivery scheduled for the year 2024. The approximate amount, according to manufacturer's list prices, is ThUS$ 2,900,000.

(iii)	Capitalized interest costs with respect to Property, plant and equipment.

		For the year ended
		December 31,
		2018	2017	2016

Average rate of capitalization of capitalized interest costs	%	4.62	4,12	3.54
Costs of capitalized interest	ThUS$	15,398	8,210	(696)

(iv)	Financial leases

The detail of the main financial leases is as follows:

			As of	As of
	Aircraft		December 31,	December 31,
Lessor	engines and rotables	Model	2018	2017

777 Components Leasing. LLC	Boeing 777	Rotables	1	-
Amendoeira Leasing Limited	Airbus A319	100	1	-
Angelim Leasing Limited	Airbus A319	100	1	-
Angelim Leasing Limited	Airbus A320	200	2	-
Angelim Leasing Limited	Airbus A321	200	2	-
Araucaria Leasing Limited	Airbus A320	200	1	-
Azalea Leasing Limited	Airbus A320	200	1	-
Bandurria Leasing Limited	Airbus A319	100	3	3
Bandurria Leasing Limited	Airbus A320	200	4	4
Becacina Leasing LLC	Boeing 767	300ER	1	1
Chucao Leasing Limited	Airbus A319	100	2	-
Caiquen Leasing LLC	Boeing 767	300F	-	1
Cisne Leasing LLC	Boeing 767	300ER	2	2
Conure Leasing Limited	Airbus A320	200	2	2
Figueira Leasing Limited	Airbus A320	200	1	-
Flamenco Leasing LLC	Boeing 767	300ER	1	1
FLYAFI 1 S.R.L.	Boeing 777	300ER	1	1
FLYAFI 2 S.R.L.	Boeing 777	300ER	1	1
FLYAFI 3 S.R.L.	Boeing 777	300ER	1	1
Fragata Leasing LLC	Boeing 787	800	1	-
Garza Leasing LLC	Boeing 767	300ER	1	1
Golondrina Leasing LLC	Boeing 767	300ER	4	-
Imbuia Leasing Limited	Airbus A320	200	1	-
Jacarandá Leasing Limited	Airbus A320	200	1	-
Jatobá Leasing Limited	Airbus A319	100	1	-
Jilguero Leasing LLC	Boeing 767	300ER	3	3
Loica Leasing Limited	Airbus A319	100	2	2
Loica Leasing Limited	Airbus A320	200	2	2
Massaranduba Leasing Limited	Airbus A320	200	2	-
Massaranduba Leasing Limited	Airbus A321	200	3	-
Mirlo Leasing LLC	Boeing 767	300ER	1	1
Mogno Leasing Limited	Airbus A319	100	1	-
NBB Rio de Janeiro Lease CO and Brasilia Lease LLC (BBAM)	Airbus A320	200	1	1
NBB São Paulo Lease CO. Limited (BBAM)	Airbus A321	200	1	1
Osprey Leasing Limited	Airbus A319	100	-	8
Patagon Leasing Limited	Airbus A319	100	3	3
Petrel Leasing LLC	Boeing 767	300ER	-	1
Pau Brasil Leasing Limited	Airbus A319	100	1	-
Pochard Leasing LLC	Boeing 767	300ER	2	2
Quetro Leasing LLC	Boeing 767	300ER	-	3
Rolls Royce Leasing Limited	Motor	TRENTXWB	1	-
SG Infraestructure Italia S.R.L.	Boeing 777	300ER	1	1
Sibipiruna Leasing Limited	Airbus A320	200	2	-
SL Alcyone LTD (Showa)	Airbus A320	200	1	1
Tagua Leasing LLC	Boeing 767	300ER	9	-
Tiuque Leasing Limited	Airbus A319	100	1	-
Tiuque Leasing Limited	Airbus A320	200	5	-
Torcaza Leasing Limited	Airbus A320	200	8	8
Tricahue Leasing LLC	Boeing 767	300ER	3	3
Wacapou Leasing S.A	Airbus A320	200	1	1
Wells Fargo Trust Company, N.A.	Airbus A319	100	-	1
Ype Leasing Limited	Airbus A319	100	1	-
Total			92	60

Financial leasing contracts where the Company acts as the lessee of aircrafts establish duration between 12 and 18 year terms and semi-annual, quarterly and monthly payments of obligations.

Additionally, the lessee will have the obligation to contract and maintain active the insurance coverage for the aircrafts, perform maintenance on the aircrafts and update the airworthiness certificates at their own cost.

The assets acquired under the financial leasing modality are classified under Other property, plant and equipment. As of December 31, 2018, the Company registers under this modality ninety aircraft, one spare engine and rotables (sixty aircraft as of December 31, 2017).

The minimum payments under financial leases are as follows:

	As of December 31, 2018			As of December 31, 2017			As of December 31, 2016
	Gross		Present	Gross		Present	Gross		Present
	Value	Interest	Value	Value	Interest	Value	Value	Interest	Value
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

No later than one year	442,030	(43,871)	398,159	303,863	(32,447)	271,416	285,168	(32,365)	252,803
Between one and five years	1,188,032	(50,610)	1,137,422	835,696	(30,050)	805,646	704,822	(43,146)	661,676
Over five years	116,955	(5,830)	111,125	36,788	(816)	35,972	43,713	(120)	43,593
Total	1,747,017	(100,311)	1,646,706	1,176,347	(63,313)	1,113,034	1,033,703	(75,631)	958,072